OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2006
Estimated average burden hours per response: 14.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

951 Ice Cream Drive, Suite 200, North Aurora, IL 60542

(Address of principal executive offices) (Zip code)

James D. Oberweis, President

The Oberweis Funds

951 Ice Cream Drive, Suite 200

North Aurora, IL 60542

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: July 1, 2003 – June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

The Oberweis Funds

Oberweis Emerging Growth Portfolio

Ticker: OBEGX

PROXY VOTING RECORD

07/01/03-06/30/04

ISSUER	SYMBOL	CUSIP	MEETING DATE	PROPOSED BY (ISSUER OR SHAREHOLDER)	VOTED (Y OR N)	VOTED FOR	VOTED AGAINST	ABSTAIN
ScanSoft, Inc.	SSFT	80603P107	8/11/2003	ISSUER	Y	1. Election of independent auditors 2. Approval to amend employee stock purchase plan

Bradley Pharmaceuticals, Inc.	BDY	104576103	8/13/2003	ISSUER	Y	1. Election of Directors

Magma Design Automation, Inc.	LAVA	559181102	8/29/2003	ISSUER	Y	1. Election of Directors 2. Ratify appointment of independent accountants	1. Amend stock incentive plan.

Cyberonics, Inc.	CYBX	23251p102	9/30/03	ISSUER	Y	1. Election of Directors 2. Ratify appointment of independent accountants

Abaxis, Inc.	ABAX	22567105	10/21/03	ISSUER	Y	1. Election of directors 2. Election of independent auditors 3. Approve and ratify the adoption of an increase aggregate number of shares of common stock .

Vimpel-Communications	VIP	68370R109	10/24/03	ISSUER	Y	1. Approval of reorg through statutory merger. 2. Approval of statutory merger as an interested party transaction. 3. Approval of increase of the charter capital.

OmniVision Technologies	OVTI	682128103	10/1/2003	ISSUER	Y	1. Election of directors 2. Ratify appointment of independent auditors 3. Amendment and restatement of the 2000 stock plan 4. Ratification of the option grant limitations.

Applied Films Corporation	AFCO	38197109	10/22/03	ISSUER	Y	1. Election of directors 2. Approval of the long term incentive plan

Royal Gold, Inc.	RGLD	780287108	11/11/03	ISSUER	Y	1. Election of directors 2. Ratify the appointment of independent accountants

Hi-Tech Pharmacal Co.	HITK	42840B101	11/25/03	ISSUER	Y	1. Election of directors 2. Ratification of the appointment of independent auditors

FindWhat.com	FWHT	317794105	12/15/03	ISSUER	Y	1. Election of directors 2. Approve and adopt the amendment of the company’s stock incentive plan.

Golden Telecom, Inc.	GLDN	38122G107	11/28/03	ISSUER	Y	1. Approval to Increase Number of Issued Shares

Kensey Nash Corporation	KNSY	490057106	12/3/2003	ISSUER	Y	1. Election of directors 2. Proposal to approve the employee incentive compensation plan. 3. Ratify the appointment of independent accountants.

Comtech Telecomm. Corp.	CMTL	205826209	12/9/2003	ISSUER	Y	1. Election of directors 2. Approval to amendment to the company’s stock incentive plan 3. Ratification of selection of KPMG as auditors.

Neoware Systems, Inc.	NWRE	64065P102	12/3/03	ISSUER	Y	1. Election of directors 2. Approve an amendment to the 1995 stock option plan 3. Ratify the selection of KPMG LLP as Independent auditors.

K-Swiss Inc.	KSWS	482686102	12/11/03	ISSUER	Y	1. Approve the amendments to articles of incorporation

ICON plc	ICLR	45103T107	1/12/2004	ISSUER	Y	1. To receive the accts and reports 2. Election of directors 5. Authorize the fixing of the auditors’ remuneration S6. Authorize the company to allot shares

Concord Camera Corp.	LENS	206156101	1/22/2004	ISSUER	Y	1. Ratification of Ernst and Young as auditors.

Starcraft Corporation	STCR	855269106	1/12/2004	ISSUER	Y	1. Election of directors 2. Approval of issuance of shares 3. Approval of amendments to stock incentive plan 4. Approval of amendment to articles of incorporation

American Healthways, Inc.	AMHC	02649V104	1/21/2004	ISSUER	Y	1. Election of directors 2. Amendments to the 1996 stock incentive plan 3. Amendment to the certificate of incorporation

Sensytech, Inc.	STST	81426S101	2/17/2004	ISSUER	Y	1. Election of directors 2. Election of independent auditors

Artisan Components, Inc.	ARTI	42923102	3/11/2004	ISSUER	Y	1. Election of directors 2. Approval to increase number of issued shares 3 .Election of independent auditors.

Mesa Air Group, Inc.	MESA	590479101	3/2/2004	ISSUER	Y	1. Election of directors 2. Proposal to ratify the company’s 2003 Employee stock incentve plan 3. Proposal to adopt a bylaw provision

Innovative Solutions & Support	ISSC	45769N105	2/26/2004	ISSUER	Y	1. Election of directors 2. Approval of 2003 restricted stock plan for non-employee directors

Sensytech, Inc.	STST	81726S101	2/17/2004	ISSUER	Y	1. Election of directors 2. Ratification of selection of independent auditors.

SafeNet, Inc.	SFNT	78645r107	3/15/04	ISSUER	Y	1. To approve the issuance of common stock

Therasense, Inc.	THER	883381105	4/5/04	ISSUER	Y	1. Approval and adoption of the agreement and plan of merger.

Martek Biosciences Corp.	MATK	572901106	3/18/04	ISSUER	Y	1. Election of directors 2. Approve the company’s 2004 stock incentive plan

Cray Inc.	CRAY	225223106	5/12/04	ISSUER	Y	1. Election of directors 2. Approval of an amendment to articles of incorporation 3. Approval to increase common shares. 4. Approval of long-term equity compensation plan

j2 Global Communications	JCOM	46626E205	4/28/2004	ISSUER	Y	1. Election of directors 2. Ratify the selection of Deloitte & Touche LLP as independent auditors

August Technology Corporation	AUGT	05106U105	4/28/2004	ISSUER	Y	1. Election of directors 2. Approve the company’s ameded and restated stock incentive plan. 3. Ratify the appointment of KPMG as independent auditor.

USANA Health Sciences, Inc.	USNA	90328M107	4/21/2004	ISSUER	Y	1. Election of directors 2. Approve and ratify the selection of Grant Thornton LLP as the company’s independent public accountants.

eResearch Technology, Inc	ERES	29481V108	4/20/04	ISSUER	Y	1. Election of directors. 2. Amendment to restated certificate of incorporation 3. Ratification of the appointment of KPMG LLP as independent accountants

Sierra Wireless, Inc.	SWIR	826516106	4/26/2004	ISSUER	Y	1. Election of directors 2. Appoint KPMG as chartered accountants.

Alvarion Ltd.	ALVR	M0861T100	4/28/2004	ISSUER	Y	1. Election of directors. 2. Reappointment of Kost Forer Gabbay & Kaierer as auditors

MTC Technologies, Inc.	MTCT	55377A106	4/21/2004	ISSUER	Y	1. Election of directors 2. Ratify the selection of independent accountants.

Centene Corporation	CNC	15135B101	5/4/2004	ISSUER	Y	1. Election of directors 2. Approval to increase number of issued shares 3 . Election of independent auditors.

Secure Computing Corporation	SCUR	813705100	5/5/2004	ISSUER	Y	1. Election of directors. 2. Approve an amendment to the restated certificate of incorporation 3. Approve an amendment to the stock option increase. 4. Approve an amendment to the employee stock purchase plan 5. Ratify the appointment of Ernst & Young LLP as the independent auditors of the company.

Atrix Laboratories, Inc.	ATRX	04962L101	5/2/2004	ISSUER	Y	1. Election of directors. 2. Proposal to amend the stock incentive plan 3. Ratification of selection of Deloitte & Touche LLP as the company’s independent auditors.

Portfolio Recovery Associates, Inc.	PRAA	73640Q105	5/12/2004	ISSUER	Y	1. Election of directors. 2. Approval of the amended and restated company 2002 stock option plan and 2004 restricted stock plan. 3. Ratification of the selection of the company’s independent auditors.

Caremark Rx, Inc.	CMX	141705103	5/4/2004	ISSUER	Y	1. Election of directors

Secure Computing Corporation	SCUR	813705100	5/5/2004	ISSUER	Y	1. Election of directors 2. Approve an amendment to the restated certificate of incorporation. 3. Approve an amendment to the stock option plan. 4. Approve an amendment to the employee stock purchase plan. 5. Ratify Ernst & Young LLP as independent auditors.

VistaCare, Inc.	VSTA	92839Y109	5/18/2004	ISSUER	Y	1. Election of directors 2. Approve an amendment and restatement of the stock option plan. 3. Ratify the selection of Ernst & Young LLP as independent auditors.

Silicon Image, Inc.	SIMG	82705T102	5/25/2004	ISSUER	Y	1. Election of directors 2. Ratification of appointment of Pricewaterhousecoopers LLP as independent accountants.

Advanced Neuromodulation Systems, Inc.	ANSI	00757T101	5/26/2004	ISSUER	Y	1. Election of directors 2. Approval of an amendment to the articles of incorporation 3. Approval of the 2004 stock incentive plan.

aQuantive Inc.	AQNT	03839G105	5/26/2004	ISSUER	Y	1. Election of directors 2. Amend Stock Incentive Plan

TESSCO Technologies, Inc.	TESS	88164L100	5/20/2004	ISSUER	Y	1. Election of directors. 2. Ratification of the appointment of Pricewaterhousecoopers LLP as independent auditors 3. Approval of the company’s second amended and restated 2003 equity incentive plan.

Euronet Worldwide, Inc.	EEFT	298736109	5/24/2004	ISSUER	Y	1. Election of directors. 2. Proposal to approve an amendment to the employee stock incentive plan

Noble International, Ltd.	NOBL	655053106	5/12/2004	ISSUER	Y	1. Election of directors. 2. Ratification of Deloitte & Touche LLP as the company’s independent public accountants.

Carrizo Oil & Gas, Inc.	CRZO	144577103	5/21/2004	ISSUER	Y	1. Election of directors. 2. Approval of the amendment to the incentive plan. 3. Approval of the appointment of Ernst & Young LLP as the company’s independent public accountants.

Carrier Access Corporation	CACS	144460102	5/26/2004	ISSUER	Y	1. Election of directors 2. Ratification of KPMG LLP as independent auditors.

Omnicell, Inc.	OMCL	68213N109	5/20/2004	ISSUER	Y	1. Election of directors. 2. Proposal to ratify appointment of Ernst & Young LLP as the company’s independent auditors.

DRAXIS Health Inc.	DRAX	26150J101	5/21/2004	ISSUER	Y	1. Election of directors. 2. Appointment of auditors.

Ceradyne, Inc.	CRDN	156710105	5/24/04	ISSUER	Y	1. Election of directors 2. Approve amendment to the company’s certificate of incorporation.

Pixelworks, Inc.	PXLW	72581M107	5/25/2004	ISSUER	Y	1. Election of directors. 2. Amendment articles of incorporation. 3. Amendment to stock incentive plan. 4. Amendment to employee stock purchase plan.

InKine Pharmaceutical Company, Inc.	INKP	457214104	6/7/2004	ISSUER	Y	1. Election of directors. 2. Approval of the amendment to the company’s certificate of incorporation. 3. Approval of the adoption of the 2004 equity compensation plan. 4. Ratification of selection of KPMG LLP, as independent auditors.

ValueClick, Inc.	VCLK	92046N102	6/3/2004	ISSUER	Y	1. Election of directors

Lexar Media, Inc.	LEXR	52886P104	5/26/2004	ISSUER	Y	1. Election of directors 2. Ratify the appointment of Pricewaterhousecoopers LLP as our independent accountants

Gen-Probe Incorporated	GPRO	36866T103	5/28/2004	ISSUER	Y	1. Election of directors 2. Approve an amendment to the company’s amended and restated certificate of incorporation . 3. Ratify the selection of Ernst & Young LLP as the company’s independent auditors.

A.S.V., Inc.	ASVI	001963107	6/4/2004	ISSUER	Y	1. Election of directors 2. Approve the stock incentive plan 3. Ratify appointment of Grant Thornton LLP as independent auditors

Ventiv Health, Inc.	VTIV	922793104	6/16/2004	ISSUER	Y	1. Election of directors. 2. Amend the company’s stock incentive plan 3. Ratify appointment of Deloitte & Touche LLP as the company’s independent auditors

@Road, Inc.	ARDI	04648K105	6/18/2004	ISSUER	Y	1. Election of directors 2. Proposal to ratify the appointment of Deloitte & Touche LLP as the independent auditors 3. Proposal to approve the name change of the company

ArthroCare Corporation	ARTC	43136100	5/26/2004	ISSUER	Y	1. Election of directors. 2. Approve employee stock purchase 3. Approve the amendment and restatement of the company’s 2003 incentive stock plan 4. Approve the amendment and restatement of the company’s 1995 director option plan 5. Ratify the appointment of Pricewaterhousecoopers LLP as the company’s independent accountants for the fiscal year.

Wirless Facilities, Inc.	WFII	97653A103	6/15/2004	ISSUER	Y	1. Election of directors. 2. Approval Increase Shares Issued. 3. To ratify the selection of KPMG LLP as independent auditors.

Kyphon Inc.	KYPH	501577100	6/16/2004	ISSUER	Y	1. Election of directors 2. Proposal to ratify the appointment of Pricewaterhousecoopers LLP as independent auditors

SFBC International, Inc.	SFCC	784121105	6/21/2004	ISSUER	Y	1. Ratify the appointment of Grant Thornton LLP as SFBC’s independent auditors for 2004. 5. Approve the amendment to our certificate of incorporation increasing our authorized capital.

Flamel Technologies S.A.	FLML	338488109	6/22/2004	ISSUER	Y	1. Approval of financial statements. 2. Shareholders decide to allocate profits for financial year. 3. Acknowledge the term of director’s office.

The Finish Line, Inc.	FINL	317923100	7/22/2004	ISSUER	Y	1. Approval of the change of the state of incorporation 2. Approval of a form of indemnification agreement for officers and directors. 3. Election of directors 4. Approval of the employee stock purchase plan. 5. Ratification of the selection of Ernst & Young LLP as the company’s independent auditors.

The Oberweis Funds

Oberweis Micro-Cap Portfolio

Ticker: OBMCX

PROXY VOTING RECORD

07/01/03-06/30/04

SECURITY	SYMBOL	CUSIP	MEETING DATE	PROPOSED BY (ISSUER OR SHAREHOLDER)	VOTED (Y OR N)	VOTED FOR	VOTED AGAINST	ABSTAIN	WITHHOLD
Bradley Pharmaceuticals, Inc.	BDY	104576103	8/13/2003	ISSUER	Y	1. Election of directors

Sonic Solutions, Inc.	SNIC	835460106	9/2/2003	ISSUER	Y	1. Election of directors 2. Amend articles of incorporation

Flamel Technologies S.A.	FLML	338488109	7/31/2003	ISSUER	Y	1. Amend stock incentive plan. 2. Authorize board to proceed with capital increase 3. Delegate powers to board for capital increase.	Authorization to the board to proceed with a Capital Increase reserved to Employees Members of a Co Savings Plan	Reading of the board report and of the Statutory Auditor’s Report.

SigmaTron International	SGMA	82661L101	9/19/2003	ISSUER	Y	1. Election of directors 2. Stockholder Proposal-Weaponization of Space 3. In their discretion, on such other matters as may properly come before the meeting

Lark Technologies, Inc.	LDNA	517238101	8/28/2003	ISSUER	Y	1. Election of directors 2. Stockholder proposal.

CTI Industries Corp.	CTIB	125961300	9/5/2003	ISSUER	Y	1. Election of directors 2. Stockholder proposal-Weaponization of space.

Trinity Biotech plc	TRIB	896438108	9/9/2003	ISSUER	Y	1. Approval to increase number of issued shares. 2. Pre-emption rights shall not apply to any “A” ordinary shares . 3. Directors are aurhorized to issue up to 20% of the company’s issued share capital. 4. Pre-emption rights shall not apply to any “A” ordinary shars issued in accordance with resolution

TradeStation Group, Inc.	TRAD	89267P105	9/26/2003	ISSUER	Y	1. Election of directors 2. Stockholder proposal

iCAD, Inc.	ICAD	44934S107	9/23/2003	ISSUER	Y	1. Election of directors. 2. Stockholder proposal 3. Amendment to loan agreement with Robert Howard.

OmniVision Technologies	OVTI	682128103	10/1/2003	ISSUER	Y	1. Election of directors 2. Ratify appointment of independent auditors. 3. Amendment and restatement of the 2000 stock plan 4. Ratification of the option grant limitations

Micronetics Inc.	NOIZ	595125105	10/22/2003	ISSUER	Y	1. Election of directors. 2. Approval of the adoption of the 2003 stock incentive plan. 3. Ratification of the appointment of Goldstein Golub Kessler LLP as the company’s independent auditors 4. In their discretion, on such other matters as may properly come before the meeting.

Pure World, Inc.	PURW	74622C106	11/11/2003	ISSUER	Y	1. Election of directors

Greg Manning Auctions, Inc.	GMAI	563823103	12/16/2003	ISSUER	Y	1. Election of directors. 2. Ratify the appt of Amper, Politziner & Mattia PC as GMAI’s independent public accountants. 3. To transcact such other business as may properly come before the annual meeting and any adjournment or adjournment.

Perceptron, Inc.	PRCP	71361F100	12/8/2003	ISSUER	Y	1. Election of directors

Comtech Telecomm. Corp.	CMTL	205826209	12/9/2003	ISSUER	Y	1. Election of directors 2. Approval to amendment to the company’s 2000 stock incentive plan 3. Ratification of selection of KPMG as auditors.

Kensey Nash Corporation	KNSY	490057106	12/3/2003	ISSUER	Y	1. Election of directors. 2. Proposal to approve the amended employee incentive compensation plan. 3. Ratify appointment of Independent accountants.

Extended Systems Inc.	XTND	301973103	12/11/2003	ISSUER	Y	1. Election of directors. 2. Approve an amendment to stock plan 3. Approve Director Option Plan 4. Approve an amendment to share option scheme. 5. Ratify appointment of independent accountants.

FindWhat.com	FWHT	317794105	12/15/03	ISSUER	Y	1. Election of directors. 2. Approve and adopt the amendment of the company’s 1999 stock incentive plan.

Neoware Systems, Inc.	NWRE	64065P102	12/3/03	ISSUER	Y	1. Election of directors 2. Approve an amendment to the 1995 stock option plan 3. Raify the selection of KPMG LLP as Independent auditors.

PainCare Holdings, Inc.	PRZ	69562E104	12/5/03	ISSUER	Y	1. Election of directors. 2. Ratify the increase of options available under the company’s 2001 stock option plan 3. Ratify the appt of Tschopp, Witcomb and Orr, as independent accountants.

NICE-Systems Ltd.	NICE	653656108	12/2/2003	ISSUER	Y	1. Election of directors. 2. Approve the directors’ remuneration 3. Approve the company’s employee stock option plan 4. Approve the company’s employee stock purchase plan 5. Approve the grant of 50,000 options to purchsae ordinary shares to the chairman of the board 6. Re-appoint the company’s independent auditors and to authorize the company’s board of directors to fix their remuneration. 7. Review of the company’s audited annual financial statements.

Yak Communications, Inc.	YAKC	984208207	12/15/2003	ISSUER	Y	1. Election of directors 2. Approval of amendment to the company’s articles of incorporation 3. Approval of the company’s independent auditors.

Miltope Group, Inc.	MILT	602191108	12/18/2003	ISSUER	Y	1. Adoption of the agreement and plan of merger and approval of the mergers as described in the Miltope Group’s proxy statement.

Arel Comm. & Software Ltd	ARLC	M14925107	12/31/2003	ISSUER	Y	1. Election of directors. 2. Approve and ratify the appointment of Kesselman & Kesselman as the independent public accountants 3. Do not have a personal interest in Proposal 3. Approve the terms of the settlement and release agreements in connection with the dispute between the Company and W2Com. 4. Approve the terms of a separation agreement 5. Approve the terms of an agreement with the Chairman of the Board of Directors of the company.

Rochester Medical Corporation	ROCM	771497104	1/22/2004	ISSUER	Y	1. Election of directors 2. Ratification of the selection of Ernst & Young LLP as independent auditors

Starcraft Corporation	STCR	855269106	1/12/2004	ISSUER	Y	1. Election of directors 2. Approval of issuance of shares in conne tion with acquisition and related merger agreement 3. Approval of amendments to stock incentive plan 4. Approval of amendment to articles of incorporation.

CyberGuard Corporation	CGFW	231910100	1/29/2004	ISSUER	Y	1. Election of directors. 2. Ratification of Grant Thornton LLp as independent certified public accountants 3. Approval of amended and restated employee stock option plan

Riviera Tool Company	RTC	769648106	1/14/2004	ISSUER	Y	1. Election of directors 2. Ratification of selection of Deloitte & Touche LLP as auditors.

Candela Corporation	CLZR	136907102	1/29/2004	ISSUER	Y	1. Election of directors. 2. To approve & adopt an amendment to the co’s amended and restated 1998 stock plan 3. To ratify the selection of BDL Seidman, LLP to serve as the co’s independent auditors

Sunair Electronics, Inc.	SNR	867017105	1/26/2004	ISSUER	Y	1. Election of directors 2. Approve an amendment to the articles of incorporation

IMPAC Medical Systems, Inc.	IMPC	45255A104	2/17/2004	ISSUER	Y	1. Election of directors. 2. To approve the amendment and restatement of the 2002 stock plan

Synovis Life Technologies, Inc.	SYNO	87162G105	2/24/2004	ISSUER	Y	1. Election of directors 2. 2004 non-employee director stock option plan

Sensytech, Inc.	STST	81726S101	2/17/2004	ISSUER	Y	1. Election of directors 2. Ratification of selection of independent auditors.

SafeNet, Inc.	SFNT	78645r107	3/15/04	ISSUER	Y	1. Approve the issuance of common stock 2. Increase the number of shares of common stock 3. Grant discretionary authority to adjourn or postpone the Safenet special meeting to another time or place for the purpose of soliciting additional proxies.

Somanetics Corporation	SMTS	834445405	3/31/04	ISSUER	Y	1. Election of directors

Lark Technologies, Inc.	LRKT	517238200	4/1/2004	ISSUER	Y	1. Adopt the agreement and plan of merger 2. Permit the proxies named herein to adjourn, from time to time, the special metting to solicit sufficient votes to constitute a quorumat such meeting or to adopt the proposal referenced above.

PainCare Holdings, Inc.	PRZ	69562E104	3/19/2004	ISSUER	Y	1. Approve the issuance of the company’s common stock

The SCO Group, Inc.	SCOX	78403A106	4/2/2004	ISSUER	Y	1. Election of directors. 2. Approve the 2004 omnibus stock incentive plan 3. Ratify the selection of KPMG LLP as the compnay’s independent public accountants

CalAmp Corp.	CAMP	129900106	4/8/04	ISSUER	Y	1. Approval to increase number of issued shares. 2. Pre-emption rights shall not apply to any “A” ordinary shares . 3. Directors are aurhorized to issue up to 20% of the company’s issued share capital. 4. Pre-emption rights shall not apply to any “A” ordinary shares.

Palomar Medical Technologies, Inc.	PMTI	697529303	5/12/04	ISSUER	Y	1. Election of directors 2.Ratify appointment of independent accountants 3. Approve the 2004 Stock Incentive Plan

Interphase Corporation	INPH	460593106	5/5/2004	ISSUER	Y	1. Election of directors 2. Director’s proposal to ratify and approve the company’s 2004 long-term incentive plan. 3. In the discretion of the proxies, on any other matters that may properly come before the meeting or any adjournment thereof.

MIND C.T.I. Ltd.	MNDO	M70240102	4/13/2004	ISSUER	Y	1. Election of directors 2. Amendment to extend the mind 1998 share option plan and mind 2000 share option.

RELM WIRELESS CORP	RELM	759525108	5/5/2004	ISSUER	Y	1. Election of directors

Aetrium, Inc.	ATRM	00817R103	5/19/2004	ISSUER	Y	1. Election of directors

Psychiatric Solutions, Inc.	PSYS	74439H108	5/4/2004	ISSUER	Y	1. Election of directors. 2. Amended and restated equity incentive plan. 3. Approval of the waiver of the lock-up on the series a preferred stock.

ICOS Vision Systems NV	IVIS	B49233107	5/11/2004	ISSUER	Y	1. Approve the annual accounts of the company 2. Grant discharge under Belgian law to all directors of the company for the execution of their mandate. 3. Grant discharge under Belgian law to Klynveld Peat Marwick Goerdeler Bedrijfsrevisoren B.C.V., the statutory auditor, for the execution of its mandate for the fiscal year ended December 31, 2003.

FARO Technologies, Inc.	FARO	311642102	5/11/2004	ISSUER	Y	1. Election of directors 2. Approval of the 2004 equity incentive plan.

CyberOptics Corporation	CYBE	232517102	5/14/2004	ISSUER	Y	1. Election of directors

Rimage Corporation	RIMG	766721104	5/19/2004	ISSUER	Y	1. Election of directors 2. To act upon such other matters as may properly come before the meeting or any adjournment or postponements thereof.

SupportSoft, Inc.	SPRT	868587106	5/25/2004	ISSUER	Y	1. Election of directors 2. Ratify the appointment of Ernst & Young LLP as the company’s independent auditors.

SunOpta, Inc.	STKL	8676EP108	5/13/2004	ISSUER	Y	1. Election of directors 2. Appointment of Pricewaterhousecoopers as auditors 3. Approving amendment of the company’s stock option plans. 4. Approving amendment to the company’s 2002 stock option plan.

Carrington Laboratories, Inc.	CARN	144525102	5/20/2004	ISSUER	Y	1. Election of directors. 2. The company’s proposal to approve amendments to the company’s employee stock purchase plan.

FindWhat.com	FWHT	317794105	6/4/2004	ISSUER	Y	1. Election of directors 2. The company’s proposal to approve amendments to the company’s employee stock purchase plan. 3. The company’s proposal to approve the company’s 2004 stock option plan.

LivePerson, Inc.	LPSN	538146101	5/27/2004	ISSUER	Y	1. Election of directors. 2. Approve the amendment and restatement of company’s 2000 stock incentive plan. 3. Ratify the appointment of KPMG LLP as independent public accountants

Programmer’s Paradise Inc	PROG	743205106	6/10/2004	ISSUER	Y	1. Election of directors

Caraco Pharmaceutical Laboratories Ltd.	CPD	14075T107	6/7/2004	ISSUER	Y	1. Election of directors

Biolase Technology, Inc.	BLTI	90911108	5/26/2004	ISSUER	Y	1. Election of directors. 2. Approve an increase in the shares of common stock reserved under the 2002 stock incentive plan 3. Ratify the appointment of Pricewaterhousecoopers LLP as independent accountants.

Biolase Technology, Inc.	BLTI	90911108	5/26/2004	ISSUER	N	4. In accordance with the discretion of the proxy holders, to act upon all matters incident to the conduct of the meeting and uponother matters as may properly come before the meeting.

Ultralife Batteries, Inc.	ULBI	903899102	6/10/2004	ISSUER	Y	1. Election of directors. 2. Proposal to ratify Pricewaterhousecoopers LLP as the company’s independent auditors. 3. Proposal to approve our 2004 long-term incentive plan.

Arotech Corporation	ARTX	42682104	6/14/2004	ISSUER	Y	1. Election of directors. 2. Ratify the appointment of Kost, Forer, Gabbay & Kassierer, independent certified public accountants 3. Amend restated certificate of incorporation . 4. Amend the terms of our 1995 non-employee director stock option plan 5. Approve and adopt the 2004 stock option and restricted stock purchase plan.

Socket Communications, Inc.	SCKT	833672108	6/16/2004	ISSUER	Y	1. Election of directors 2. Ratify the appointment of Moss Adams LLP as independent public accountants. 3. Approve the adoption of the 2004 equity incentive plan.

METRETEK TECHS INC	MTEK	59159Q107	6/14/2004	ISSUER	Y	1. Election of directors 2. Amended to the company’s 1998 stock incentive plan 3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent auditors

Innodata Isogen, Inc.	INOD	457642205	6/15/2004	ISSUER	Y	1. Election of directors. 2. Ratification of the selection of Grant Thronton LLP as independent auditors.

EXX Inc.	EXX/A	269282109	6/10/2004	ISSUER	Y	1. Election of directors.

IRIS International, Inc.	IRIS	46270W105	6/10/2004	ISSUER	Y	1. Election of directors. 2. Proposal to ratify the selection of BDO Seidman LLP as independent auditors

Novatel Wireless, Inc.	NVTL	66987M604	6/22/2004	ISSUER	Y	1. Election of directors. 2. Appointment of KPMG LLP as the company’s independent auditors be ratified. 3. Resolved, the amendment of the company’s amended and restated 2000 stock incentive plan.

CalAmp Corp.	CAMP	129900106	7/30/2004	ISSUER	Y	1. Election of directors. 2. Amendment to certificate of incorporation. 3. Approval of the 2004 stock incentive plan.

TESSCO Technologies, Inc.	TESS	872386107	7/22/2004	ISSUER	Y	1. Election of directors. 2. Approve the re-adoption of the company’s 1994 stock and incentive plan . 3. Ratify the selection of Ernst & Young LLP as the company’s independent public accountants.

The Oberweis Funds

Oberweis Mid-Cap Portfolio

Ticker: OBMDX

PROXY VOTING RECORD

07/01/03-06/30/04

ISSUER	SYMBOL	CUSIP	MEETING DATE	PROPOSED BY (ISSUER OR SHAREHOLDER)	VOTED (Y OR N)	VOTED FOR	VOTED AGAINST	ABSTAIN
Alliant Techsystems Inc.	ATK	18804104	8/5/2003	ISSUER	Y	1. Election of independent auditors	1. Stockholder Proposal

UTStarcom, Inc.	UTSI	918076100	9/24/2003	ISSUER	Y	1. Amendment to the company’s certificate of incorportaton

OmniVision Technologies	OVTI	682128103	10/1/2003	ISSUER	Y	1. Election of directors 2. Ratify appointment of independent auditors. 3. Amendment and restatement of the 2000 stock plan. 4. Ratification of the option grant limitations.

Vimpel-Communications	VIP	68370R109	10/24/2003	ISSUER	Y	1. Approval of reorg of through statutory merger. 2. Approval of statutory merger as an interested party transaction. 3. Approval of increase of the charter capital of Vimpelcom 4. Approval of conversion of 3,320 registered shares of Vimpelcom 5. Approval of conversion of 1,659 registered shares of Vimpelcom.

Integrated Circuit Systems, Inc.	ICST	45811K208	10/29/2003	ISSUER	Y	1. Election of directors.

Affiliated Computer Services	ACS	008190100	10/30/2003	ISSUER	Y	1. Election of directors 2. Approve the performance-based incentive compensation for the company’s exec officers. 3. Ratify appointment of independent accountants.

Barr Pharmaceuticals, Inc.	BRL	068306109	10/23/2003	ISSUER	Y	1. Election of directors 2. Approval of the reincorporation of the co. 3. Approval to increase issued shares.

Coach, Inc.	COH	189754104	11/5/2003	ISSUER	Y	1. Election of directors

ResMed Inc.	RMD	761152107	11/13/2003	ISSUER	Y	1. Election of directors 2. Approve the 2003 employee stock purchase

						plan 3. Approve an increase in the max aggregate amt of directors’ fees 4. Ratify the selecton of KPMG LLP as our independent auditors.

Respironics, Inc.	RESP	761230101	11/18/2003	ISSUER	Y	1. Election of directors. 2. Ratify the selection of Ernst & Young LLP as independent public accountants. 3. Approve the adoption of an mendment to the Repironics Inc 2000 stock incentive plan.

Accredo Health, Inc.	ACDO	00437V104	11/25/2003	ISSUER	Y	1. Election of directors. 2. Ratification of auditors on the proposal to ratify the selection of Deloitte & Touche LLP as the company’s independent auditors.

Western Digital Corp.	WDC	958102105	11/20/2003	ISSUER	Y	1. Election of directors. 2. Approve an amendment to the company’s 1993 employee stock purchase plan. 3. Ratify the selection of KPMG LLP as independent accountants.

Thor Industries, Inc.	THO	885160101	12/9/2003	ISSUER	Y	1. Election of directors 2. Amendment to the company’s certificate of incorporation 3. Approval of Thor Industries, Inc. annual incentive plan.

Jabil Circuit, Inc.	JBL	466313103	1/13/2004	ISSUER	Y	1. Election of directors. 2. Approve 2002 stock incentive plan. 3. Ratify the selection of KPMG LLP as independent auditors.

Globespanvirata, Inc.	GSPN	37957V106	2/25/2004	ISSUER	Y	1. Approve and adopt the agreement and plan of reorganization.

Netscreen, Inc.	NSCN	64117V107	3/5/2004	ISSUER	Y	1. Election of directors. 2. Ratification of the selection of Ernst & Young LLP as independent auditors.

Engineered Support System	EASI	292866100	3/2/2004	ISSUER	Y	1. Election of directors. 2. Approval of 2004 stock option plan. 3. Approval of 2004 non-executive stock option plan.

Caremark Rx, Inc.	CMX	141705103	3/22/2004	ISSUER	Y	1. Approve and adopt an amendment to Caremark’s certificate of incorpoation. 2. Approve the issuance of stock 3. Approval and to certificate of incorporation 4. Approve 2004 incentive stock plan. 5. Adjourn or postpone the Caremark special meeting.

Martek Biosciences Corp.	MATK	572901106	3/18/04	ISSUER	Y	1. Election of directors. 2. Approve the company’s 2004 stock incentive plan.

Cognex Corporation	CGNX	192422103	4/22/04	ISSUER	Y	1. Election of directors.

Axcelis Technologies, Inc.	ACLS	5450109	4/29/2004	ISSUER	Y	1. Election of directors. 2. Ratification of appointment of independent auditors.

AU Optronics Corp	AUO	2255107	4/29/2004	ISSUER	Y	1. Election of directors 2. Acceptance of the 2003 business report and financial statements. 4. Approval of the proposal for distribution of 2003 profits. 5. Approval of the capitalization of 2003 dividends and employee stock bonus 6. Approval to have a new rights issued. 7. Approval to release the directors from non-competition restrictions.

Pogo Producing Company	PPP	730448107	4/27/2004	ISSUER	Y	1. Election of directors. 2. Approval of the 2004 incentive plan. 3. Ratification of the appointment of Pricewaterhousecoopers LLP as independent accountants.

L-3 Communications Hldgs.	LLL	502424104	4/27/2004	ISSUER	Y	1. Election of directors. 2. Appointment of Pricewaterhousecoopers LLP as independent auditors. 3. Approval of amendment to the 1999 long term performance plan. 4. Ratification of the terms of performance-based compensation under the 1999 long term performance plan.

Caremark Rx, Inc.	CMX	141705103	5/4/2004	ISSUER	Y	1. Election of directors.

SanDisk Corporation	SNDK	80004C101	5/20/2004	ISSUER	Y	1. Election of directors. 2. Ratify the appointment of Ernst & Young LLP as independent accountants.

Cephalon, Inc.	CEPH	156708109	5/13/2004	ISSUER	Y	1. Election of directors. 2. Approval of an increase in the number of shares of common stock.

WebEx Communications, Inc	WEBX	94767L109	5/19/2004	ISSUER	Y	1. Election of directors. 2. Proposal to confirm the appointment of KPMG LLP as the company’s independent auditors.

United Online, Inc.	UNTD	911268100	5/6/2004	ISSUER	Y	1. Election of directors. 2. To ratify the appointment of Pricewaterhousecoopers LLP as independent auditors 3. In accordance with the discretion of the proxy holders, to act upon all matters to the conduct of the meeting and upon other matters as may properly come before the meeting.

Cytyc Corporation	CYTC	232946103	5/26/2004	ISSUER	Y	1. Election of directors. 2. Approve the company’s 2004 onmibus stock plan. 3. Approve the company’s 2004 employee stock purchase plan. 4. Ratify the selection of Deloitte & Touche LLP, independent certified public accountants, as auditors.

UTStarcom, Inc.	UTSI	918076100	5/14/2004	ISSUER	Y	1. Election of directors. 2. Ratify the appointment of Pricewaterhousecoopers LLP as independent auditors.

Career Education Corp.	CECO	141665109	5/21/2004	ISSUER	Y	1. Election of directors 2. Amendment to the 1998 employee incentive compensation plan.

Panera Bread Company	PNRA	69840W108	5/27/2004	ISSUER	Y	1. Election of directors. 2. Ratification of the appointment of Pricewaterhousecoopers LLP as independent accountants.

Marvell Technology Group	MRVL	G5876H105	5/28/2004	ISSUER	Y	1. Election of directors. 2. Re-appoint Pricewaterhousecoopers LLP as the independent auditors. 3. Authorize the board of directors to fix the auditors’ remuneration.

Urban Outfitters, Inc.	URBN	917047102	6/1/2004	ISSUER	Y	1. Election of directors. 2. Amendment of the company’s articles of incorporation. 3. The adoption of the 2004 stock incentive plan.

Kroll Inc.	KROL	501049100	5/26/2004	ISSUER	Y	1. Election of directors. 2. Approval of the 2004 incentive compensation plan. 3. Ratification of the appointment of Deloitte & Touche LLp as independent accountants.

Cognizant Technology Solutions	CTSH	192446102	5/26/2004	ISSUER	Y	1. Election of directors. 2. Amend certificate of incorporation.

QLT Inc.	QLTI	746927102	5/26/2004	ISSUER	Y	1. Election of directors. 2. Appoint Deloitte & Touche LLP as independent auditors. 3. Fix the number of directors for the ensuing year at eight.

Andrx Corporation	ADRX	34553107	6/4/2004	ISSUER	Y	1. Election of directors. 2. Approve the amended and restated certificate of incorporation. 3. Ratify the selection of Ernst & Young LLP as independent auditors.

Ascential Software Corp.	ASCL	043625P207	6/18/2004	ISSUER	Y	1. Election of directors. 2. Authorization of the board of directors for company’s restated certificate of incorporation.

Siliconware Precision Industries	SPIL	827084864	6/11/2004	ISSUER	Y	1. Approval of the 2003 final business accounting statements. 2. Approval of the proposal for distribution of 2003 profits. 3. Approval of the capital increase funded by profit. 4. Approval of the release of the restriction of non-competition stock.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

(Registrant)

By

/s/ Steven J. LeMire

Steven J. LeMire

Vice President and Secretary, The Oberweis Funds

(Signature and Title)

Date 08/24/2004